12. Segment Financial Information (Details)	12 Months Ended
Dec. 31, 2012
Segment Reporting, Factors Used to Identify Entity's Reportable Segments	Each segment was comprised of a number of branch offices that are aggregated based on vice president responsibility and geographical location.